Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Intangible Assets

	30 June 2018					31 December 2017
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	43 402	2 904	2 177	388	48 871	47 191
Effect of movements in foreign exchange	(698)	(78)	(94)	(22)	(892)	1 286
Acquisitions through business combinations	35	30	0	2	67	417
Acquisitions and expenditures	0	356	27	55	438	312
Disposals	(27)	(29)	0	(15)	(71)	(191)
Disposals through the sale of subsidiaries	(14)	0	(29)	(4)	(47)	—
Transfer (to)/from other asset categories and other movements[1]	0	72	45	(22)	95	(144)

Balance at end of period	42 699	3 255	2 126	382	48 462	48 871

Amortization and impairment losses
Balance at end of previous year	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)
Effect of movements in foreign exchange	0	57	64	5	127	(139)
Amortization	0	(86)	(147)	(16)	(249)	(498)
Disposals	0	21	2	7	30	89
Disposals through the sale of subsidiaries	0	0	28	2	30	—
Transfer to/(from) other asset categories and other movements[1]	0	(7)	0	(4)	(11)	(48)

Balance at end of period	(32)	(1 394)	(1 525)	(120)	(3 070)	(2 997)

Carrying value
at 31 December 2017	43 370	1 525	705	274	45 874	45 874
at 30 June 2018	42 667	1 861	601	262	45 392	—